INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	December 31,
	2022	2021

Raw materials	$32,443	$35,896
Work-in-progress	4,058	2,948
Finished goods	201,731	165,881

	$238,232	$204,725